Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN MONEY MARKET FUNDS
JPMorgan Securities Lending Money Market Fund
(a series of JPMorgan Trust IV)
(Agency SL Class Shares)
Supplement dated July 1, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information dated June 21, 2024
IMPORTANT NOTICE REGARDING CHANGES IN INVESTMENT POLICY,
INVESTMENT STRATEGIES AND INVESTMENT RISKS
At its June 2024 meeting, the Board of Trustees (“Board”) approved the conversion of the JPMorgan Securities Lending Money Market Fund (the “Fund”) to qualify as a “government money market fund” as defined in Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “Conversion”). As a result, the Fund will make certain changes to its investment policy. investment strategies and related risks, including the adoption of a new investment policy to invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are “collateralized fully” by cash or government securities.
The Fund expects that these changes will become effective on or about September 3, 2024 (the “Effective Date”). On the Effective Date, a new prospectus (the “New Prospectus”) will replace the existing prospectus for the Fund. You should refer to the New Prospectus for the Fund, when it is available. Please note that the New Prospectus reflecting changes for the Fund is not yet effective and that the information in this supplement may be changed at any time prior to the Effective Date.
The following is a brief summary of some of the changes that are anticipated to take effect on the Effective Date. Please refer to the New Prospectus, once available, for a more complete discussion of the Fund’s strategies after the Effective Date.
New Investment Policy — Qualification as a “Government Money Market Fund”
The Fund intends to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a‑7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee in the future, the Board has not elected to do so at this time.
Investment Strategy Changes
Under the new strategy, the Fund, under normal conditions, will invest its assets exclusively in:

•	debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and

•	repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
Investment Risk Changes
In connection with the changes to the investment policy and investment strategies, the Fund will no longer be subject to the following Main Investment Risks: (i) Municipal Obligations Risk; (ii) Concentration Risk; (iii) Foreign Securities Risk; (iv) Industry and Sector Focus Risk; and (v) Privately Placed Securities Risk.
The Fund will also be subject to the following new Main Investment Risk:
Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

JPMorgan Securities Lending Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN MONEY MARKET FUNDS
JPMorgan Securities Lending Money Market Fund
(a series of JPMorgan Trust IV)
(Agency SL Class Shares)
Supplement dated July 1, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information dated June 21, 2024
IMPORTANT NOTICE REGARDING CHANGES IN INVESTMENT POLICY,
INVESTMENT STRATEGIES AND INVESTMENT RISKS
At its June 2024 meeting, the Board of Trustees (“Board”) approved the conversion of the JPMorgan Securities Lending Money Market Fund (the “Fund”) to qualify as a “government money market fund” as defined in Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “Conversion”). As a result, the Fund will make certain changes to its investment policy. investment strategies and related risks, including the adoption of a new investment policy to invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are “collateralized fully” by cash or government securities.
The Fund expects that these changes will become effective on or about September 3, 2024 (the “Effective Date”). On the Effective Date, a new prospectus (the “New Prospectus”) will replace the existing prospectus for the Fund. You should refer to the New Prospectus for the Fund, when it is available. Please note that the New Prospectus reflecting changes for the Fund is not yet effective and that the information in this supplement may be changed at any time prior to the Effective Date.
The following is a brief summary of some of the changes that are anticipated to take effect on the Effective Date. Please refer to the New Prospectus, once available, for a more complete discussion of the Fund’s strategies after the Effective Date.
New Investment Policy — Qualification as a “Government Money Market Fund”
The Fund intends to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a‑7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee in the future, the Board has not elected to do so at this time.
Investment Strategy Changes
Under the new strategy, the Fund, under normal conditions, will invest its assets exclusively in:

•	debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and

•	repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
Investment Risk Changes
In connection with the changes to the investment policy and investment strategies, the Fund will no longer be subject to the following Main Investment Risks: (i) Municipal Obligations Risk; (ii) Concentration Risk; (iii) Foreign Securities Risk; (iv) Industry and Sector Focus Risk; and (v) Privately Placed Securities Risk.
The Fund will also be subject to the following new Main Investment Risk:
Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.